DEFERRED TAX ASSETS/ LIABILITIES	12 Months Ended
Dec. 31, 2025
Deferred Tax Assets Liabilities
DEFERRED TAX ASSETS/ LIABILITIES

14. DEFERRED TAX ASSETS/ LIABILITIES

	December 31,
	2024	2025	2025
	SGD’000	SGD’000	US$’000
Deferred tax assets	74	74	58
Deferred tax liabilities	(100)	(67)	(52)
	(26)	7	6

Following are the major deferred tax assets and liabilities derived from Singapore entities, recognized by the Company:

	Property, plant, and equipment	Provisions	Tax losses	Total
	SGD’000	SGD’000	SGD’000	SGD’000

As of January 1, 2023	36	5	25	66
Recognized in statements of income	33	-	(25)	8
As of December 31, 2023	69	5	-	74
Recognized in statements of income	(100)	-	-	(100)
As of December 31, 2024	(31)	5	-	(26)
Recognized in statements of income	33	-	-	33
As of December 31, 2025	2	5	-	7